Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of allowance for credit losses on financial assets [Table Text Block]
March 31, 2026	Less than 3 months	3 to 12 months	One to five years	Thereafter
Line of credit (Note 1)	$2,008,708	$-	$-	$-
Accounts payable and accrued liabilities	3,891,760	-	-	-
Loans payable to related parties	100,000	-	519,436	-
Lease liabilities	347,735	970,963	4,542,726	1,589,481
Revolving term loan facility	-	3,591,924	-	-
Term loan facility (Note 2)	2,000,000	-	-	-
Series A convertible preferred share liability (Note 3)	1,643,214	-	-	-
Convertible debentures	-	-	7,000,000	-
Other liabilities	2,142	6,425	-	-
	$9,993,559	$4,569,312	$12,062,162	$1,589,481

Disclosure of foreign currency risk [Table Text Block]
CAD
Cash	$21,287
Accounts Receivable	$-
Prepaids and deposits	$10,988
Finance Lease Receivable	$26,771
Accounts Payable and Accrued Liabilities	$(327,969)
Related Party Loan	$(300,137)